Schedule of Investments
Invesco Senior Loan ETF (BKLN)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-90.62%(a)(b)
Aerospace & Defense-3.15%
Peraton Corp., First Lien Term Loan B (1 mo. SOFR + 3.85%)	9.18%	02/01/2028	$148,798	$ 149,166,858
TransDigm, Inc., Term Loan I (3 mo. SOFR + 2.75%)	8.06%	08/24/2028	105,671	106,270,649
				255,437,507
Air Transport-1.53%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. SOFR + 5.01%)	10.34%	04/20/2028	63,080	65,632,356
United AirLines, Inc., Term Loan B (1 mo. SOFR + 2.75%)	8.07%	02/22/2031	58,085	58,385,883
				124,018,239
Automotive-2.31%
Mavis Tire Express Services Topco Corp., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.08%	05/04/2028	59,303	59,751,885
Panther BF Aggregator 2 L.P.(Power Solutions, Clarios POWSOL), First Lien Term Loan (Canada) (1 mo. SOFR + 3.00%)	8.33%	05/06/2030	67,035	67,516,933
Wand NewCo 3, Inc., First Lien Term Loan (1 mo. SOFR + 3.75%)	9.08%	01/30/2031	59,770	60,320,136
				187,588,954
Beverage & Tobacco-1.91%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. SOFR + 4.00%)	9.32%	07/31/2028	88,216	88,710,021
Triton Water Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 3.51%)	8.81%	03/31/2028	66,006	65,987,511
				154,697,532
Building & Development-2.15%
Cornerstone Building Brands, Inc., Term Loan B (1 mo. SOFR + 3.35%)	8.67%	04/12/2028	58,118	57,380,702
LBM Holdings LLC, First Lien Term Loan (1 mo. SOFR + 3.85%)	9.18%	12/17/2027	72,009	71,851,582
Quikrete Holdings, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.83%	04/14/2031	45,419	45,643,714
				174,875,998
Business Equipment & Services-9.59%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. SOFR + 3.85%)	9.18%	05/12/2028	98,849	98,973,445
Asurion LLC
Second Lien Term Loan B-4 (1 mo. SOFR + 5.36%)	10.69%	01/20/2029	65,997	61,727,482
Term Loan B-8 (1 mo. SOFR + 5.36%)	8.69%	12/23/2026	76,682	76,250,536
Boost Newco Borrower LLC (WorldPay), Term Loan (3 mo. Term SOFR + 3.00%)	8.31%	01/31/2031	107,587	108,177,277
Cloud Software Group, Inc., First Lien Term Loan B (1 mo. SOFR + 4.60%)	9.91%	03/30/2029	112,719	113,282,187
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2 (1 mo. Term SOFR + 2.75%)	8.07%	01/18/2029	76,010	76,352,882
Endure Digital, Inc. (Eagle Company), Term Loan B (1 mo. SOFR + 3.61%)	8.93%	02/10/2028	33,765	31,712,438
Mitchell International, Inc., First Lien Term Loan (1 mo. SOFR + 3.86%)	9.19%	10/15/2028	62,854	63,076,931
Solera (Polaris Newco LLC), First Lien Term Loan (3 mo. SOFR + 4.26%)	9.59%	06/02/2028	89,477	89,637,075
Tempo Acquisition LLC, Incremental Term Loan (1 mo. SOFR + 2.75%)	8.08%	08/31/2028	58,486	58,705,496
				777,895,749
Cable & Satellite Television-4.22%
Charter Communications Operating LLC, Term Loan B-2 (3 mo. SOFR + 1.75%)	7.05%	02/01/2027	75,623	75,657,511
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	7.93%	04/15/2027	69,529	55,140,711
SFR-Numericable (YPSO, Altice France), Term Loan B-14 (France) (3 mo. SOFR + 5.50%)	10.83%	08/15/2028	93,535	70,736,083
Telenet - LG, Term Loan AR (1 mo. SOFR + 2.11%)	7.43%	04/30/2028	19,416	18,736,782
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. SOFR + 2.61%)	7.93%	01/31/2028	69,676	67,921,622
Vodafone Ziggo - LG, Term Loan I (1 mo. SOFR + 2.61%)	7.93%	04/30/2028	55,025	54,416,201
				342,608,910
Chemicals & Plastics-2.30%
AkzoNoble Chemicals, Term Loan B (3 mo. SOFR + 3.50%)	8.83%	04/03/2028	76,436	77,073,079
Charter NEX US, Inc., First Lien Term Loan (1 mo. SOFR + 3.50%)	8.83%	12/01/2027	35,271	35,473,475
Proampac PG Borrower LLC, Term Loan B (3 mo. SOFR + 4.00%)	9.32%	09/15/2028	22,841	23,020,629
Univar, Inc., Term Loan B (1 mo. SOFR + 4.00%)	9.32%	08/01/2030	50,693	51,353,131
				186,920,314
Clothing & Textiles-0.99%
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B-1 (1 mo. SOFR + 3.60%)	8.93%	12/21/2028	79,788	80,380,090
Containers & Glass Products-0.87%
Flex Acquisition Co., Inc., First Lien Term Loan B (1 mo. SOFR + 3.78%)	9.10%	04/13/2029	70,215	70,667,476
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Cosmetics & Toiletries-0.72%
Bausch and Lomb, Inc., Term Loan (1 mo. SOFR + 3.35%)	8.67%	05/10/2027	$58,604	$ 58,131,447
Drugs-2.74%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. SOFR + 5.50%)	10.83%	05/04/2028	35,912	36,338,220
Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. SOFR + 2.15%)	7.46%	11/15/2027	29,558	29,389,943
Jazz Pharmaceuticals, Inc., Term Loan B-1 (1 mo. SOFR + 3.11%)	8.44%	05/05/2028	61,578	62,159,933
Phoenix Guarantor, Inc. (BrightSpring Health Services), First Lien Term Loan B-4 (1 mo. SOFR + 3.25%)	8.58%	02/21/2031	61,375	61,484,554
Valeant Pharmaceuticals International, Inc., Term Loan B (Canada) (1 mo. SOFR + 5.35%)	10.67%	02/01/2027	36,392	33,048,373
				222,421,023
Electronics & Electrical-15.38%
Applied Systems, Inc., First Lien Term Loan (3 mo. SOFR + 3.50%)	8.81%	02/24/2031	2,779	2,806,944
Boxer Parent Co., Inc., Term Loan (1 mo. SOFR + 4.00%)	9.33%	12/29/2028	88,594	89,353,632
Central Parent LLC, Term Loan (3 mo. SOFR + 3.25%)	8.58%	07/06/2029	80,320	81,073,500
CommScope, Inc., Term Loan (1 mo. SOFR + 3.36%)	8.69%	04/06/2026	73,726	66,390,268
CoreLogic, Inc., First Lien Term Loan (1 mo. SOFR + 3.61%)	8.94%	06/02/2028	85,569	84,659,743
Gen Digital, Inc.
Term Loan A (1 mo. SOFR + 1.60%)	6.93%	09/10/2027	89,933	90,148,452
Term Loan B (1 mo. SOFR + 2.10%)	7.43%	09/12/2029	66,067	66,220,123
McAfee Enterprise, First Lien Term Loan (3 mo. SOFR + 5.26%)	10.59%	07/27/2028	69,548	41,946,223
McAfee LLC
Term Loan B (1 mo. SOFR + 3.25%)	8.58%	03/01/2029	1,112	1,114,462
Term Loan B-1 (1 mo. SOFR + 3.75%)	9.16%	03/01/2029	130,756	131,025,910
Modena Buyer LLC (End User Computing), First Lien Term Loan(c)	-	04/18/2031	34,894	34,203,541
Open Text Corp., Term Loan (Canada) (1 mo. SOFR + 2.25%)	7.58%	01/31/2030	54,746	55,169,799
Proofpoint, Inc.
Term Loan B(c)	-	08/31/2028	82,145	82,468,791
Term Loan B (1 mo. SOFR + 3.00%)	8.32%	08/31/2028	62	62,446
Qlik Technologies, Term Loan (3 mo. Term SOFR + 4.75%)	10.08%	10/28/2030	54,072	54,497,006
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 4.40%)	9.73%	02/01/2029	64,480	48,218,937
RealPage, Inc., First Lien Term Loan (1 mo. SOFR + 3.11%)	8.44%	04/24/2028	81,319	80,363,494
SS&C Technologies Holdings, Inc., Term Loan B-8 (1 mo. SOFR + 2.00%)	7.32%	05/09/2031	32,867	33,036,925
Syncsort, Inc., First Lien Term Loan (3 mo. SOFR + 4.51%)	9.84%	04/24/2028	61,224	60,956,227
Ultimate Software Group, Inc., First Lien Term Loan (1 mo. SOFR + 3.50%)	8.82%	02/10/2031	143,412	144,660,002
				1,248,376,425
Financial Intermediaries-3.41%
Aretec Group, Inc.
Term Loan B (1 mo. SOFR + 4.10%)	9.43%	08/09/2030	18,300	18,414,375
Term Loan B-1(c)	-	08/09/2030	40,696	40,950,715
AssuredPartners, Inc., Term Loan B-5 (1 mo. SOFR + 3.50%)	8.83%	02/14/2031	33,181	33,470,325
Broadstreet Partners, Inc., Term Loan B(c)	-	05/09/2031	26,247	26,390,109
Citadel Securities L.P., Term Loan (1 mo. SOFR + 2.25%)	7.58%	07/29/2030	90,181	90,795,579
Jane Street Group LLC, Term Loan (1 mo. Term SOFR + 2.61%)	7.94%	01/26/2028	66,071	66,363,910
				276,385,013
Food Products-0.76%
Froneri International PLC, First Lien Term Loan B-2 (United Kingdom) (1 mo. SOFR + 2.35%)	7.68%	01/29/2027	61,632	61,795,886
Food Service-3.55%
IRB Holding Corp., Term Loan B (1 mo. Term SOFR + 2.85%)	8.18%	12/15/2027	107,298	107,839,784
New Red Finance, Inc.
Incremental Term Loan B-5(c)	-	09/23/2030	699	700,925
Term Loan B-5 (1 mo. Term SOFR + 2.25%)	7.58%	09/20/2030	110,212	110,488,469
Whatabrands LLC
Term Loan B(c)	-	08/03/2028	61,703	61,868,223
Term Loan B (1 mo. SOFR + 2.75%)	8.08%	08/03/2028	6,952	6,970,784
				287,868,185
Health Care-9.16%
athenahealth Group, Inc., Term Loan (1 mo. SOFR + 3.25%)	8.58%	02/15/2029	148,214	148,224,828
DaVita, Inc., Term Loan B-1(c)	-	08/12/2026	54,460	54,541,073
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care-(continued)
Elanco Animal Health, Inc., Term Loan (1 mo. SOFR + 1.85%)	7.16%	08/01/2027	$95,335	$ 95,330,546
Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. SOFR + 4.10%)	9.41%	10/01/2027	102,561	99,954,843
Icon PLC
Term Loan (3 mo. SOFR + 2.00%)	7.31%	07/03/2028	2,135	2,151,496
Term Loan (3 mo. SOFR + 2.00%)	7.31%	07/03/2028	8,569	8,634,664
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan B (1 mo. Term SOFR + 2.75%)	8.08%	10/23/2028	113,752	114,637,196
PAREXEL International Corp., First Lien Term Loan (1 mo. SOFR + 3.36%)	8.69%	11/15/2028	79,410	79,960,206
Syneos Health, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.31%	09/27/2030	63,340	63,471,111
Verscend Holding Corp., Term Loan B (3 mo. SOFR + 3.25%)	8.56%	05/01/2031	76,000	76,427,880
				743,333,843
Home Furnishings-1.08%
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. SOFR + 3.50%)	8.84%	02/26/2029	87,785	87,581,426
Industrial Equipment-2.30%
Madison IAQ LLC, Term Loan (1 mo. SOFR + 3.36%)	8.69%	06/21/2028	59,380	59,576,563
MKS Instruments, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.82%	08/17/2029	61,534	61,955,909
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B-2 (Germany) (1 mo. SOFR + 3.50%)	8.79%	04/30/2030	64,924	65,434,327
				186,966,799
Insurance-6.29%
Acrisure LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.94%	02/15/2027	78,709	78,856,101
Alliant Holdings Intermediate LLC, Term Loan B-6 (1 mo. SOFR + 3.50%)	8.82%	11/06/2030	29,625	29,778,285
AmWINS Group LLC, Term Loan (1 mo. SOFR + 2.36%)	7.69%	02/19/2028	62,747	62,952,220
Hub International Ltd., Term Loan B (1 mo. SOFR + 3.25%)	8.58%	06/20/2030	104,906	105,723,029
Hyperion Insurance Group Ltd., Term Loan (United Kingdom) (1 mo. SOFR + 3.50%)	8.83%	02/15/2031	72,887	73,391,589
Sedgwick Claims Management Services, Inc., Term Loan (1 mo. SOFR + 3.75%)	9.08%	02/24/2028	81,301	81,814,251
Truist Insurance Holdings, Term Loan B (2 mo. SOFR + 3.25%)	8.59%	05/06/2031	20,051	20,208,305
USI, Inc., Term Loan B (3 mo. SOFR + 3.00%)	8.30%	11/22/2029	57,732	57,924,075
				510,647,855
Leisure Goods, Activities & Movies-0.79%
UFC Holdings LLC, Term Loan B-3 (3 mo. SOFR + 3.01%)	8.34%	04/29/2026	63,722	63,997,511
Lodging & Casinos-3.84%
Caesars Entertainment, Inc.
Incremental Term Loan B (3 mo. SOFR + 2.75%)	8.10%	02/06/2030	51,645	51,877,898
Term Loan (3 mo. SOFR + 2.75%)	8.10%	02/06/2031	78,813	79,158,243
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 3.75%)	9.07%	01/27/2029	86,067	86,426,347
Stars Group (US) Co-Borrower LLC, Term Loan B (3 mo. SOFR + 2.25%)	7.56%	11/25/2030	93,809	94,316,504
				311,778,992
Nonferrous Metals & Minerals-0.73%
Prince Mineral Holding Corp., Term Loan (3 mo. SOFR + 4.25%)	9.71%	04/23/2029	60,105	59,436,733
Publishing-2.38%
Micro Holding L.P., First Lien Incremental Term Loan (1 mo. SOFR + 4.25%)	9.58%	05/03/2028	116,001	116,337,573
Nielsen Finance LLC, First Lien Term Loan B (3 mo. SOFR + 5.10%)	10.41%	04/11/2029	79,511	76,429,894
				192,767,467
Radio & Television-0.04%
DIRECTV Financing LLC, Term Loan B (1 mo. SOFR + 5.11%)	10.44%	08/02/2027	3,074	3,089,619
Rail Industries-0.77%
Genesee & Wyoming, Inc., Term Loan B (2 mo. SOFR + 2.00%)	7.30%	04/10/2031	61,963	62,174,758
Retailers (except Food & Drug)-2.26%
Bass Pro Group LLC, Term Loan B-2 (1 mo. SOFR + 3.86%)	9.19%	03/06/2028	112,973	113,291,416
Harbor Freight Tools USA, Inc., Term Loan (1 mo. SOFR + 2.86%)	8.19%	10/19/2027	69,943	70,056,261
				183,347,677
Telecommunications-3.67%
CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. SOFR + 4.00%)	9.30%	12/17/2027	18,061	18,172,925
Genesys Cloud Services Holdings I LLC, Term Loan B (1 mo. SOFR + 3.50%)	8.83%	12/01/2027	63,224	63,749,174
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications-(continued)
II-VI, Inc., Term Loan B (1 mo. SOFR + 2.50%)	7.83%	07/02/2029	$60,190	$ 60,611,532
Radiate Holdco LLC, Term Loan B (1 mo. SOFR + 3.36%)	8.69%	09/25/2026	78,062	61,852,429
Zayo Group Holdings, Inc., Term Loan (1 mo. SOFR + 3.11%)	8.44%	03/09/2027	107,369	93,411,344
				297,797,404
Utilities-1.73%
Brookfield WEC Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 2.75%)	8.08%	01/27/2031	86,700	87,237,546
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. SOFR + 2.00%)	7.33%	12/20/2030	52,853	53,102,307
				140,339,853
Total Variable Rate Senior Loan Interests (Cost $7,287,319,118)				7,353,328,685
U.S. Dollar Denominated Bonds & Notes-3.67%
Aerospace & Defense-0.13%
TransDigm, Inc.(d)	6.75%	08/15/2028	7,000	7,088,133
TransDigm, Inc.(d)	6.88%	12/15/2030	3,000	3,040,320
				10,128,453
Capital Markets-0.30%
Aretec Group, Inc.(d)	10.00%	08/15/2030	2,000	2,190,086
Boost Newco Borrower LLC(d)	7.50%	01/15/2031	21,718	22,525,296
				24,715,382
Commercial Services & Supplies-0.26%
Allied Universal Holdco LLC(d)	7.88%	02/15/2031	14,444	14,413,365
Madison IAQ LLC(d)	4.13%	06/30/2028	2,000	1,854,938
Neptune Bidco US, Inc.(d)	9.29%	04/15/2029	5,000	4,781,259
				21,049,562
Construction Materials-0.05%
Camelot Return Merger Sub, Inc.(d)	8.75%	08/01/2028	4,000	3,961,527
Diversified Telecommunication Services-0.05%
Altice France S.A. (France)(d)	5.50%	10/15/2029	2,600	1,749,228
Radiate Holdco LLC/Radiate Finance, Inc.(d)	4.50%	09/15/2026	685	509,311
Zayo Group Holdings, Inc.(d)	4.00%	03/01/2027	2,000	1,561,457
				3,819,996
Electric Utilities-0.02%
Vistra Operations Co. LLC(d)	4.30%	07/15/2029	2,000	1,874,506
Financial Services-0.19%
Jane Street Group/JSG Finance, Inc.(d)	7.13%	04/30/2031	15,000	15,281,010
Ground Transportation-0.06%
Genesee & Wyoming, Inc.(d)	6.25%	04/15/2032	5,000	4,948,312
Health Care Equipment & Supplies-0.38%
Bausch & Lomb Corp.(d)	8.38%	10/01/2028	2,000	2,037,500
Medline Borrower L.P.(d)	3.88%	04/01/2029	23,000	20,953,731
Medline Borrower L.P./Medline Co-Issuer, Inc.(d)	6.25%	04/01/2029	8,000	8,011,616
				31,002,847
Health Care Providers & Services-0.01%
Star Parent, Inc.(d)	9.00%	10/01/2030	1,000	1,043,992
Hotels, Restaurants & Leisure-0.30%
1011778 BC ULC/New Red Finance, Inc. (Canada)(d)	3.88%	01/15/2028	15,000	13,946,871
1011778 BC ULC/New Red Finance, Inc. (Canada)(d)	3.50%	02/15/2029	4,000	3,602,140
1011778 BC ULC/New Red Finance, Inc. (Canada)(d)	4.00%	10/15/2030	2,000	1,741,706
Caesars Entertainment, Inc.(d)	7.00%	02/15/2030	2,000	2,022,852
Caesars Entertainment, Inc.(d)	6.50%	02/15/2032	2,859	2,828,915
				24,142,484
Independent Power and Renewable Electricity Producers-0.10%
Vistra Operations Co. LLC(d)	5.13%	05/13/2025	8,030	7,996,359
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Insurance-0.63%
Acrisure LLC/Acrisure Finance, Inc.(d)	4.25%	02/15/2029	$7,282	$ 6,632,258
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(d)	7.00%	01/15/2031	11,161	11,197,486
AmWINS Group, Inc.(d)	6.38%	02/15/2029	1,080	1,078,029
HUB International Ltd.(d)	7.25%	06/15/2030	18,000	18,301,121
Panther Escrow Issuer LLC(d)	7.13%	06/01/2031	14,044	14,172,523
				51,381,417
IT Services-0.04%
Newfold Digital Holdings Group, Inc.(d)	11.75%	10/15/2028	3,000	3,061,587
Machinery-0.16%
TK Elevator U.S. Newco, Inc. (Germany)(d)	5.25%	07/15/2027	13,000	12,552,020
Media-0.36%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	4.91%	07/23/2025	1,000	990,026
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	6.48%	10/23/2045	475	438,668
CSC Holdings LLC(d)	6.50%	02/01/2029	2,000	1,355,315
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium)(d)	5.50%	03/01/2028	6,400	6,068,224
Virgin Media Secured Finance PLC (United Kingdom)(d)	5.50%	05/15/2029	1,500	1,358,341
Virgin Media Secured Finance PLC (United Kingdom)(d)	4.50%	08/15/2030	13,000	10,908,823
VZ Secured Financing B.V. (Netherlands)(d)	5.00%	01/15/2032	6,190	5,258,365
Ziggo B.V. (Netherlands)(d)	4.88%	01/15/2030	3,000	2,676,630
				29,054,392
Passenger Airlines-0.15%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)	5.50%	04/20/2026	2,197	2,177,942
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)	5.75%	04/20/2029	5,128	4,963,184
United AirLines, Inc.(d)	4.38%	04/15/2026	895	862,951
United AirLines, Inc.(d)	4.63%	04/15/2029	4,478	4,142,514
				12,146,591
Pharmaceuticals-0.10%
Bausch Health Cos., Inc.(d)	11.00%	09/30/2028	5,500	4,812,500
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(d)	4.13%	04/30/2028	3,832	3,542,522
				8,355,022
Professional Services-0.04%
CoreLogic, Inc.(d)	4.50%	05/01/2028	4,000	3,617,255
Software-0.27%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(d)	8.00%	06/15/2029	1,000	1,029,754
Cloud Software Group, Inc.(d)	6.50%	03/31/2029	2,000	1,898,407
Cloud Software Group, Inc.(d)	9.00%	09/30/2029	7,750	7,505,502
Cloud Software Group, Inc.(d)	8.25%	06/30/2032	3,658	3,697,221
SS&C Technologies, Inc.(d)	6.50%	06/01/2032	7,500	7,526,205
				21,657,089
Specialty Retail-0.07%
Wand NewCo 3, Inc.(d)	7.63%	01/30/2032	5,331	5,467,175
Total U.S. Dollar Denominated Bonds & Notes (Cost $304,238,515)				297,256,978
			Shares
Money Market Funds-13.80%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.22%(e)(f) (Cost $1,120,300,401)			1,120,300,401	1,120,300,401
TOTAL INVESTMENTS IN SECURITIES-108.09% (Cost $8,711,858,034)				8,770,886,064
OTHER ASSETS LESS LIABILITIES-(8.09)%				(656,716,928)
NET ASSETS-100.00%				$8,114,169,136

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
May 31, 2024
(Unaudited)
Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after May 31, 2024, at which time the interest rate will be determined.
(d)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $295,828,284, which represented 3.65% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$384,904,842	$9,081,511,687	$(8,346,116,128)	$-	$-	$1,120,300,401	$35,872,029

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$7,353,328,685	$-	$7,353,328,685
U.S. Dollar Denominated Bonds & Notes	-	297,256,978	-	297,256,978
Money Market Funds	1,120,300,401	-	-	1,120,300,401
Total Investments	$1,120,300,401	$7,650,585,663	$-	$8,770,886,064